THE QUADRA FUNDS



                               SEMI-ANNUAL REPORT
                                   (Unaudited)















                                    09.30.97

                                Table of Contents



A Message to Our Shareholders..............................................    1

Report from Anhalt/O'Connell, Inc. ........................................    3

Report from Carl Domino Associates, L.P. ..................................    4

Report from McDonald Investment Management, Inc. ..........................    5

Report from LM Capital Management, Inc. ....................................   6

Comparison of Change in Value of $10,000 Investment .......................    7

Schedules of Investments:

    QUADRA Limited Maturity Treasury Fund..................................   11
    QUADRA Value Equity Fund ..............................................   12
    QUADRA International Equity Fund ......................................   15
    QUADRA Opportunistic Bond Fund.........................................   17

Statements of Assets and Liabilities.......................................   18

Statements of Operations...................................................   20

Statements of Changes in Net Assets........................................   22

Financial Highlights.......................................................   24

Notes to Financial Statements..............................................   26

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THE QUADRA FUNDS

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Shareholder Inquiries:
         QUADRA Capital Partners, L.P.
         270 Congress Street
         Boston, MA  02210
         617.426.0900
         800.595.9291

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MESSAGE TO SHAREHOLDERS                                       SEPTEMBER 30, 1997

--------------------------------------------------------------------------------

Dear Shareholders,

We are pleased to report on The QUADRA Funds for the six months ended September 30, 1997. As you may know, the Quadra Limited Maturity Treasury Fund was opened on January 27, 1997. The Quadra Value Equity Fund, Quadra International Equity Fund, and the Quadra Opportunistic Bond Fund were opened on April 2, 1997. Total returns for the funds for the six months ending this date are included in the following table:

   ----------------------------------------------- -----------
                                                      Fund
                        Fund                         Return
   ----------------------------------------------- -----------
   Quadra Limited Maturity Treasury Fund                2.90%
   ----------------------------------------------- -----------
   Quadra Value Equity Fund                            25.80%
   ----------------------------------------------- -----------
   Quadra International Equity Fund                    11.40%
   ----------------------------------------------- -----------
   Quadra Opportunistic Bond Fund                       4.39%
   ----------------------------------------------- -----------

The portfolio managers for the Quadra Limited Maturity Treasury Fund are Paul Anhalt and Michael O'Connell of Anhalt/O'Connell, Inc. They remained committed to their investment strategy of investing in U.S. Treasury securities which will mature within five years of purchase. This provides the investor, seeking maximum credit protection, an excellent conservative investment choice.

The lead portfolio manager for the Quadra Value Equity Fund is Carl J. Domino of Carl Domino Associates, L.P. The CDA investment team uses its time-tested process to build a portfolio of stocks traded on U.S. exchanges. The investment process is value oriented and tends to select stocks which pay dividends at higher rates than the median equity. We think this strategy works well for the investor who wants to participate in the U.S. equity markets but who seeks some measure of down-side protection.

The portfolio of the Quadra International Equity Fund is managed by Ray Di Bernardo and John McDonald of McDonald Investment Management, Inc. They invest the majority of the assets of the fund in equity securities listed in the major developed countries outside the U.S. Up to twenty percent of the fund may be invested in equities listed in emerging markets throughout the world. This fund offers a client investment exposure to all attractive countries.

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THE QUADRA FUNDS

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The portfolio of the Quadra  Opportunistic  Bond Fund is managed by John Chalker and Luis Maizel of LM Capital Management, Inc. Messrs. Chalker and Maizel work hard to find the fixed income investments which will provide an excellent return for prudent levels of risk. They invest seventy percent of the portfolio in bonds issued by the U.S. Government, Agencies and Corporations. The remainder of the portfolio may be invested in bonds issued by non-U.S. issuers including governments and highly rated companies. Any purchases made in emerging market countries are U.S.-dollar demoninated. We think these investments provide an excellent choice for the investor who seeks to receive greater return with some added risk in the fixed income portion of their portfolios.

Attached please find market updates from each portfolio management team.

All of us at Quadra Capital Partners, L.P. strive to provide each of our clients with investment solutions that meet their goals for today and tomorrow. We thank you for the opportunity to help with your investment needs.


Quadra Capital Partners, L.P.

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REPORT FROM ANHALT/O'CONNELL, INC.                            SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

Dear Shareholders,

We are pleased to report on the Quadra Limited Maturity Treasury Fund for the last six months. The Fund's return for that period was 2.90% versus the Lehman 1-3 Year Treasury Index return of 4.23% for the same period. The US Treasury Bill Index return for the same period was 3.41%.

What is most notable about the current bond market is that the fear threshold of inflation signs appears to be rising. During the current expansion, episodes of rapid growth have had progressively less response from the market.

As expected, consumer spending rebounded in the third quarter. This combined with continuing strength in the broader economy caused a brief sell off in the market during August. The yield on the 30-year Treasury rose from 6.61% on July 31 to 6.78% on September 1. By September 30 the yield was back to 6.40% and subsequently to lows for the year.

As we evaluate the factors which affect our market opinion we see the following:
Commodity prices continue to follow a well behaved path, as they have for the past two years. If we were solely to review commodity price trends as the precursor of inflation, we would not expect any further credit tightening by the Federal Reserve Board. We see the continuing global supply of competitive product as the major factor in creating an environment for stable to decreasing rates. So far, at least, new supply has quickly met stronger demand. However, domestic employment conditions are another matter. They continue to be tight, especially in important knowledge-based industries. As a result we have seen annual hourly earnings increasing at just under 4.0% -- a high for this economic cycle. Wage pressures if continued and not offset by greater productivity gains could justify a tighter monetary stance by the Federal Reserve Board. Credit conditions which have been in a steady decline since late 1993, improved slightly since the middle of the second quarter, thanks to some easing of credit demand from the leveraged consumer sector.

After reviewing and weighing the above factors in their totality, we have lengthened the duration of the Fund portfolio to a more neutral 1.2 years. A more favorable cyclical environment for lower interest rates may be at hand, but until credit demand weakens further, the threat of episodes of higher interest rates remains. We will continue to adjust the portfolios with care, according to market developments.

Anhalt/O'Connell, Inc.

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REPORT FROM CARL DOMINO ASSOCIATES, L.P.                      SEPTEMBER 30, 1997
--------------------------------------------------------------------------------


Dear Shareholders,

We are pleased to report on the Quadra Value Equity Fund for the last six months. The Fund's return for that period was 25.80% versus the S&P 500 Index return of 26.24% for the same period.

The six months past continued the trend of the past two and a half years with returns materially above the historical average. Virtually all sectors of the market participated in the advance. Notwithstanding the strong advance, some disquieting signs appeared. Companies with substantial overseas exposure suffered as many warned of earnings shortfalls due to strength in the dollar. Although the quarter as a whole showed solid appreciation, it should be noted that stock prices fell sharply in August. However, September's recovery would indicate that investors remain complacent and stock prices may continue to show strength.

The market is clearly sensitive to any increase in inflation rates and it is appropriate to evaluate whether an inflation alert may be in order. Although the government reports historically low levels, there is some indication we may be reaching a turning point. At these levels, there is little room for disappointment and the underlying data must be closely examined. Natural gas prices are at $3.00 per MCF compared to $1.85 a year ago. The prices of raw materials other than food and energy are up 3.3% after plunging 5.6% in 1996. Corporate officers indicate that the labor market is increasingly tight. Further gains in domestic economic activity might well be accompanied by increased wage pressures that cannot be completely offset by productivity enhancements, thereby edging up the reported inflation numbers. The recent U.S. trade deficit figures are also cause for alarm. The July figures showed a surge in imports while the level of exports barely rose. These trends, if continued, could cause further instability in world currency markets and give rise to domestic political pressures.

As value managers we must remember the basic tenets which have accounted for our success. One must thoroughly evaluate all relevant, fundamental information before making investment decisions. It is equally important to avoid the hype of the moment and remember that, even after having done our homework and properly diversifying our holdings, we must still have patience. Patience has rewarded value investors with superior long term investment returns while moderating the impact of a deep market decline.

Carl Domino Associates, L.P.

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REPORT FROM MCDONALD INVESTMENT MANAGEMENT, INC.     SEPTEMBER 30, 1997

--------------------------------------------------------------------------------

Dear Shareholders,

We are pleased to report on the Quadra International Equity Fund for the last six months. The Fund's return for that period was 11.40% versus the Morgan Stanley Capital International Europe, Australasia, Far East(R) (MSCI EAFE) Index return of 12.18% for the same period.

In 1997 we have seen divergent performance between European and Asian equity markets.

The major European markets performed well during the relatively quiet summer months as concerns over the European Monetary Union subsided, economic growth expectations remained positive and inflation concerns continued to be virtually nonexistent. Growth in most markets is driven by the export sector which is benefiting from weaker local currencies versus the US dollar. The British Pound however has been quite strong relative to its continental counterparts and this along with rising interest rates is causing us concern on the corporate profit front. At the beginning of the 3rd quarter, we strongly raised our allocation to Europe from 34% to 63.5% with our primary country focus remaining on Germany, Italy, Belgium, Finland and the Netherlands.

In Asia, currency turmoil led to drastic market declines in many key Southeast Asian countries. The catalyst for the decline was Thailand, where in early July, the Thai Baht was allowed to float and proceeded to decline by over 25%. Concerns about further currency devaluations spread to other regional markets, primarily Malaysia, Philippines and Indonesia. In US dollar terms, each of these markets lost over 40% in value during the 3rd quarter alone. Investors feared that these markets had many similar characteristics to Thailand such as large current account deficits, low foreign currency reserves, overextended banking systems etc. The portfolio was relatively immune from the currency problems as only 6.6% of the portfolio was allocated to Asia ex Japan, with the majority of this in Hong Kong and New Zealand, two markets which were not included in the bloodletting.

In Japan, the economic recovery continues to be elusive as recently reported data suggests a slowing of growth and weakness in consumer sentiment following an increase in consumption tax earlier in the year. Japanese equities fell by over 17% during the 3rd quarter after a sharp 23% increase in the previous quarter. The portfolio benefited from our decision to overweight our position in the 2nd quarter and followed by our move in the 3rd quarter to significantly underweight Japan, thereby sidestepping some of the recent market down-draft. While we remain cautious about Japan, the current low level of equity prices and the prolonged low interest rate environment could lead to opportunity in the near to mid-term.

McDonald Investment Management, Inc.

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REPORT FROM LM CAPITAL     MANAGEMENT, INC.                   SEPTEMBER 30, 1997
--------------------------------------------------------------------------------



Dear Shareholders,

We are pleased to report on the Quadra Opportunistic Bond Fund for the last six months. The Fund's return for that period was 4.39% versus the Lehman Intermediate Government/Corporate Index return of 5.73% for the same period.

The first half of the year was haunted by the specter of irrational exuberance and the Fed's March rate hike, so it was not surprising to see the bond market begin the second half of the year searching for the announcement which was finally going to deliver the bad news regarding inflation. When bad news failed to materialize and the dust had settled, the 30 year bond yield had declined from 6.8% on June 30 to 6.4% on September 30. The market has been fearing an outbreak of inflation because of the continuing strong economic data, although there is no evidence of inflationary pressures. Despite this, the market continues to trade at high real interest rate levels and will likely continue to do so as a result of inflationary fears and the Fed's expected response.

The portfolio was well positioned to take advantage of the bond market environment in the second quarter. Our non-dollar exposure was less than 10% in the portfolio, so we were able to avoid much of the currency problems that affected most of the world in the second quarter. Our 15% position in Emerging Market debt was not affected by the currency problems, as all our exposure to Emerging Markets is in U.S. dollar denominated securities which hedges the currency effect.

Europe continues to move toward currency union and there is no reason to expect that it won't happen. Interest rates in Europe are generally low as are inflation rates. European countries have been trying to keep inflation in check, often at the expense of their economies and high unemployment rates. This environment of trying to prepare for monetary union while attempting to address inflation and high unemployment concerns creates a confusing and unattractive area for fixed income investment at this point in time.

For the next six months we are looking at a potential big surprise in the market if attitudes continue to change towards inflationary expectations. With a minimal risk for higher rates the rally should continue in the 4th quarter of 1997. We expect the long bond to trade in the range of 6.00% to 6.50% and possibly lower, with no Fed tightening through year end.

LM Capital Management, Inc.

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QUADRA LIMITED MATURITY TREASURY FUND
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

     The  following  chart  reflects  a  comparison  in the change in value of a
$10,000 investment in QUADRA Limited Maturity Treasury Fund, including reinvested dividends and distributions, and the performance of the Lehman 1-3 Year Treasury Index (the "Lehman Index"). Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not predictive nor a guarantee of future results.

     QUADRA Limited Maturity Treasury Fund vs Lehman 1-3 Year Treasury Index


                                 [GRAPH CHART]



                                                Inception*        Jan-97      Feb-97      Mar-97      Apr-97        May-97
QUADRA Limited Maturity Treasury Fund               $ 10,000     $10,006    $ 10,034    $ 10,063    $ 10,116      $ 10,171
Lehman 1-3 Year Treasury Index                                   $10,000    $ 10,024    $ 10,016    $ 10,097      $ 10,168


   Jun-97      Jul-97       Aug-97      Sep-97
 $ 10,214    $ 10,278     $ 10,312    $ 10,355
 $ 10,238    $ 10,352     $ 10,361    $ 10,440




Investment Value on 9/30/97
---------------------------
QUADRA Limited Maturity Treasury Fund           $ 10,355
Lehman 1-3 Year Treasury Index                  $ 10,440


                                            Inception              Inception
                                            to Date                to Date
 Total Return                               Cumulative*            Annualized**
-------------                               -----------            ------------
QUADRA Limited Maturity Treasury Fund             3.56%                  5.31%
Lehman 1-3 Year Treasury Index                    4.40%                  6.50%


* Inception date for QUADRA Limited Maturity Treasury Fund was January 28, 1997. **Annualized, return for the Lehman 1-3 Year Treasury Index based on an inception date of January 31, 1997.

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QUADRA VALUE EQUITY FUND
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

     The following chart reflects a comparison in the change in value of a $10,000 investment in QUADRA Value Equity Fund, including reinvested dividends and distributions, and the performance of the Standard & Poor's 500 Index (the "S&P 500"). The S&P 500 is a market weighted index composed of 500 large capitalization companies and reflects the reinvestment of dividends. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not predictive nor a guarantee of future results.

                    QUADRA Value Equity Fund vs S&P 500 Index

                                 [GRAPH CHART]

Inception*        Apr-97       May-97       Jun-97      Jul-97      Aug-97       Sep-97
    $ 10,000     $10,540     $ 10,920     $ 11,170    $ 11,940    $ 11,900     $ 12,580
    $ 10,000     $10,596     $ 11,241     $ 11,745    $ 12,679    $ 11,969     $ 12,624




Investment Value on 9/30/97
---------------------------
QUADRA Value Equity Fund                          $ 12,580
S&P 500 Index                                     $ 12,624


                                               Inception              Inception
                                               to Date                to Date
 Total Return                                  Cumulative             Annualized
-------------                                  ----------             ----------
QUADRA Value Equity Fund                          25.80%                58.06%
S&P 500 Index                                     26.24%                59.38%


* Inception date for QUADRA Value Equity Fund was April 2, 1997. Return for the S&P 500 Index based on an inception date of March 31, 1997.

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QUADRA INTERNATIONAL EQUITY FUND
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

     The following chart reflects a comparison in the change in value of a $10,000 investment in QUADRA International Equity Fund, including reinvested dividends and distributions, and the performance of the Morgan Stanley Capital International Europe, Australasia, Far East Index (the "MSCI EAFE"). The MSCI EAFE is a market weighted index composed of companies representative of the market structure of 20 Developed Market countries in Europe, Australasia, and the Far East, and reflects the reinvestment of dividends. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not predictive nor a guarantee of future results.

               QUADRA International Equity Fund vs MSCI EAFE Index

                                 [GRAPH CHART]

                                          Inception*       Apr-97       May-97      Jun-97      Jul-97       Aug-97      Sep-97
QUADRA International Equity Fund             $ 10,000     $10,130     $ 10,500    $ 10,940    $ 11,280     $ 10,590    $ 11,140
MSCI EAFE Index                              $ 10,000     $10,053     $ 10,707    $ 11,298    $ 11,481     $ 10,623    $ 11,218







Investment Value on 9/30/97
---------------------------
QUADRA International Equity Fund                $ 11,140
MSCI EAFE Index                                 $ 11,218



                                              Inception             Inception
                                              to Date               to Date
 Total Return                                 Cumulative            Annualized
-------------                                 ----------            -----------
QUADRA International Equity Fund                11.40%                24.03%
MSCI EAFE Index                                 12.18%                25.85%


* Inception date for QUADRA International Equity Fund was April 2, 1997. Return for the MSCI EAFE Index based on an inception date of March 31, 1997.

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QUADRA OPPORTUNISTIC BOND FUND
COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

     The following chart reflects a comparison in the change in value of a $10,000 investment in QUADRA Opportunistic Bond Fund, including reinvested dividends and distributions, and the performance of the Lehman Intermediate Corporate/Government Index (the "Lehman Index"). The Lehman Index is a market index composed of fixed-rate government and investment grade securities with maturities of up to 10 years. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not predictive nor a guarantee of future results.

QUADRA Opportunistic Bond Fund vs Lehman Intermediate Government/Corporate Index

                                 [GRAPH CHART]


Inception*        Apr-97      May-97       Jun-97      Jul-97      Aug-97       Sep-97
    $ 10,000     $10,066    $ 10,143     $ 10,221    $ 10,340    $ 10,309     $ 10,439
    $ 10,000     $10,117    $ 10,201     $ 10,294    $ 10,503    $ 10,450     $ 10,573



Investment Value on 9/30/97
---------------------------
QUADRA Opportunistic Bond Fund               $ 10,439
Lehman Index                                 $ 10,573



                                            Inception            Inception
                                            to Date              to Date
 Total Return                               Cumulative           Annualized
--------------                              ----------           ----------
QUADRA Opportunistic Bond Fund                4.39%                 8.95%
Lehman Index                                  5.73%                11.76%


* Inception date for QUADRA Opportunistic Bond Fund was April 2, 1997. Return for the Lehman Index based on an inception date of March 31, 1997.

--------------------------------------------------------------------------------
THE QUADRA FUNDS
QUADRA LIMITED MATURITY TREASURY FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 1997 (unaudited)
--------------------------------------------------------------------------------

Face Amount                             Security Description                                    Value
------------------                ---------------------------------                       -----------------

U. S. Treasury Bills (a) (30.8%)
         $ 65,000                 5.45%, 3/5/98                                                   $ 63,587
          105,000                 5.38%, 5/28/98                                                   101,452
                                                                                          -----------------
Total U. S. Treasury Bills (cost $164,959)                                                         165,039
                                                                                          -----------------

U. S. Treasury Notes (64.3%)
           90,000                 5.25%, 7/31/98                                                    89,775
           99,000                 5.88%, 1/31/99                                                    99,185
          155,000                 5.88%, 8/31/99                                                   155,146
                                                                                          -----------------
Total U. S. Treasury Notes (cost $343,296)                                                         344,106
                                                                                          -----------------

     Shares
------------------
Short-Term Holdings (4.9%)
           26,427                 U.S. Government Repurchase Agreement 2,
                                  Collateralized by U.S. Treasury Obligations
                                  (cost $26,427)                                                    26,427
                                                                                          -----------------

Total Investments (100.0%) (cost $534,682)                                                       $ 535,572
                                                                                          =================



----------------------------------

(a)  Annualized yield at time of purchase.


See Notes to Financial Statements.  11

--------------------------------------------------------------------------------
 THE QUADRA FUNDS
 QUADRA VALUE EQUITY FUND
 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 1997 (unaudited)
--------------------------------------------------------------------------------

 Shares                                 Security Description                                   Value
------------------                ---------------------------------                       ----------------
 Common Stock (98.6%)
 Apparel & Accessory Stores (4.7%)
              600                 Intimate Brands, Inc.                                          $ 13,988
              500                 Polo Ralph Lauren Corp. (a)                                      13,094
                                                                                          ----------------
                                                                                                   27,082
                                                                                          ----------------

 Automotive (3.8%)
              350                 Chrysler Corp.                                                   12,884
              200                 Ford Motor Co.                                                    9,050
                                                                                          ----------------
                                                                                                   21,934
                                                                                          ----------------

 Business Services (4.1%)
              300                 Deluxe Corp.                                                     10,069
              500                 DIDAX, Inc. (a)                                                   2,375
              400                 Galileo International, Inc. (a)                                  11,175
                                                                                          ----------------
                                                                                                   23,619
                                                                                          ----------------

 Chemical & Allied Products (5.7%)
              200                 International Flavors & Fragrances, Inc.                          9,800
              100                 Minnesota Mining & Manufacturing Co.                              9,250
              300                 Witco Corp.                                                      13,688
                                                                                          ----------------
                                                                                                   32,738
                                                                                          ----------------

 Communications (6.5%)
              400                 AT&T Corp.                                                       17,725
              600                 Frontier Corp.                                                   13,800
              500                 RADCOM Ltd. (a)                                                   5,875
                                                                                          ----------------
                                                                                                   37,400
                                                                                          ----------------

 Consumer Cyclical (2.7%)
              100                 Avon Products, Inc.                                               6,200
              200                 Tenneco, Inc.                                                     9,575
                                                                                          ----------------
                                                                                                   15,775
                                                                                          ----------------

 Depository Institutions (3.9%)
              150                 NationsBank Corp.                                                 9,281
              300                 Summit Bancorp                                                   13,331
                                                                                          ----------------
                                                                                                   22,612
                                                                                          ----------------

 Drugs & Pharmaceuticals (6.1%)
              100                 Bristol-Myers Squibb Co.                                          8,275
              200                 Pfizer, Inc.                                                     12,013
              400                 Pharmacia & Upjohn, Inc.                                         14,600
                                                                                          ----------------
                                                                                                   34,888
                                                                                          ----------------


See Notes to Financial Statements.  12

--------------------------------------------------------------------------------
 THE QUADRA FUNDS
 QUADRA VALUE EQUITY FUND
 SCHEDULE OF INVESTMENTS (continued)
 SEPTEMBER 30, 1997 (unaudited)
--------------------------------------------------------------------------------

 Shares                                 Security Description                                   Value
------------------                ---------------------------------                       ----------------

 Electric, Gas & Sanitary Services (13.0%)
              400                 Atmos Energy Corp.                                              $ 9,950
              400                 MCN Energy Group, Inc.                                           12,800
              500                 Midcoast Energy Resources, Inc.                                  10,281
              200                 Sonat, Inc.                                                      10,175
              200                 The Williams Cos., Inc.                                           9,363
              300                 USX-Marathon Group, Inc.                                         11,156
              300                 YPF Sociedad Anonima ADR                                         11,063
                                                                                          ----------------
                                                                                                   74,788
                                                                                          ----------------

 Forestry (2.1%)
              200                 Weyerhaeuser Co.                                                 11,875
                                                                                          ----------------

 General Merchandise Stores (1.9%)
              200                 May Department Stores Co.                                        10,900
                                                                                          ----------------

 Health Care (2.5%)
              200                 American Home Products Corp.                                     14,600
                                                                                          ----------------

 Industrial & Commercial Machinery & Computer Equipment (2.3%)
              600                 Pall Corp.                                                       12,938
                                                                                          ----------------

 Measuring, Analyzing & Controlling Instruments; Photographic, Medical &
 Optical Goods (2.3%)
              200                 Eastman Kodak Co.                                                12,988
                                                                                          ----------------

 Media (2.0%)
              500                 TV Azteca, SA de CV (a)                                          11,250
                                                                                          ----------------

 Personal Services (2.0%)
              300                 H & R Block, Inc.                                                11,588
                                                                                          ----------------

 Printing & Publishing (2.1%)
              400                 The Readers Digest Association, Inc.                             12,000
                                                                                          ----------------

 Real Estate Investment Trusts (13.6%)
              600                 CCA Prison Realty Trust                                          22,650
              600                 Ocwen Asset Investment Corp.                                     13,800
              900                 Patriot American Hospitality, Inc.                               28,688
              500                 SL Green Realty Corp. (a)                                        12,938
                                                                                          ----------------
                                                                                                   78,076
                                                                                          ----------------

See Notes to Financial Statements.  13

--------------------------------------------------------------------------------
 THE QUADRA FUNDS
 QUADRA VALUE EQUITY FUND
 SCHEDULE OF INVESTMENTS (concluded)
 SEPTEMBER 30, 1997 (unaudited)
--------------------------------------------------------------------------------

 Shares                                 Security Description                                   Value
------------------                ---------------------------------                       ----------------

 Tobacco Products (1.4%)
              200                 Philip Morris Cos., Inc.                                        $ 8,313
                                                                                          ----------------

 Transportation (13.6%)
              700                 Avis Rent A Car, Inc. (a)                                        16,711
              500                 Federal Signal Corp.                                             12,688
              500                 Knightsbridge Tankers Ltd.                                       14,156
              550                 Union Pacific Corp.                                              34,440
                                                                                          ----------------
                                                                                                   77,995
                                                                                          ----------------

 Wholesale Trade-Nondurable Goods (2.3%)
              700                 Unisource Worldwide, Inc.                                        13,300
                                                                                          ----------------

 Total Common Stock (cost $510,798)                                                               566,659
                                                                                          ----------------

 Short-Term Holdings (1.4%)
            7,288                 U.S. Government Repurchase Agreement 2,
                                  Collateralized by U.S. Treasury Obligations
                                  (cost $7,288)                                                     7,288
                                                                                          ----------------

 Total Investments (100.0%) (cost $518,086)                                                     $ 573,947
                                                                                          ================


----------------------------------

 ADR - American Depositary Receipts
(a) Non-income producing security.

See Notes to Financial Statements.  14

--------------------------------------------------------------------------------
 THE QUADRA FUNDS
 QUADRA INTERNATIONAL EQUITY FUND
 SCHEDULE OF INVESTMENTS
 SEPTEMBER 30, 1997 (unaudited)
--------------------------------------------------------------------------------

 Shares                              Security Description                             Value U.S. $
-----------------                ------------------------------                      --------------

 Belgium (7.9%)
 Common Stock
              70                 Electrabel SA                                            $ 14,675
              40                 PetroFina SA (a)                                           15,668
                                                                                     --------------
                                                                                            30,343
                                                                                     --------------

 Canada (4.5%)
 Common Stock
           2,225                 Gold Reserve Corp. (a)                                     17,218
                                                                                     --------------

 Chile (5.4%)
 Common Stock
             100                 Chilquinta SA ADR (b)                                       1,630
             200                 Embotelladora Andina SA                                     5,150
             100                 Enersis SA                                                  3,706
             200                 Laboratorio Chile ADR                                       5,375
             200                 Santa Isabel SA ADR                                         4,662
                                                                                     --------------
                                                                                            20,523
                                                                                     --------------

 Finland (8.8%)
 Common Stock
             600                 Kymmene OY                                                 16,684
             180                 Nokia OY                                                   17,059
                                                                                     --------------
                                                                                            33,743
                                                                                     --------------

 Germany (23.3%)
 Common Stock
             130                 Adidas AG                                                  16,922
             200                 Fresenius Medical Care AG (a)                              13,656
              70                 SAP AG                                                     17,993
              60                 Schmalbach Lubeca AG                                       13,062
 Preferred Stock
             480                 CompuGROUP Holding AG                                      12,039
              20                 Wella Aktiengesellschaft                                   15,253
                                                                                     --------------
                                                                                            88,925
                                                                                     --------------

 Israel (3.6%)
 Common Stock
             400                 Koor Industries Ltd.                                        8,250
             100                 Teva Pharmaceutical Industries Ltd. ADR                     5,575
                                                                                     --------------
                                                                                            13,825
                                                                                     --------------

See Notes to Financial Statements.  15

--------------------------------------------------------------------------------
 THE QUADRA FUNDS
 QUADRA INTERNATIONAL EQUITY FUND
 SCHEDULE OF INVESTMENTS (concluded)
 SEPTEMBER 30, 1997 (unaudited)
--------------------------------------------------------------------------------

 Shares                              Security Description                             Value U.S. $
-----------------                ------------------------------                      --------------

 Italy (12.4%)
 Common Stock
             600                 Industrie Natuzzi Spa ADR                                $ 14,213
             250                 Luxottica Group Spa ADR                                    14,234
           1,000                 SAES Getters Spa                                           18,894
                                                                                     --------------
                                                                                            47,341
                                                                                     --------------

 Japan (22.2%)
 Common Stock
             300                 Fuji Photo Film ADR                                        12,415
             300                 Honda Motor Co., Ltd. ADR                                  20,925
             200                 Nintendo Co., Ltd.                                         18,719
             300                 Nipon Telegraph & Telephone ADR                            13,800
             200                 Sony Corp. ADR                                             18,788
                                                                                     --------------
                                                                                            84,647
                                                                                     --------------

 Netherlands (1.4%)
 Common Stock
              70                 Kas Associatie NV                                           5,480
                                                                                     --------------

 United States (3.9%)
 Common Stock
           1,000                 Argentina Fund, Inc.                                       14,875
                                                                                     --------------

 Total Stocks (93.4%) (cost $332,667)                                                      356,920
                                                                                     --------------

 Short-Term Holdings (6.6%)
          25,118                 U.S. Government Repurchase Agreement 2,
                                 Collateralized by U.S. Treasury Obligations
                                 (cost $25,118)                                             25,118
                                                                                     --------------

 Total Investments (100.0%) (cost $357,785)                                              $ 382,038
                                                                                     ==============


---------------------------------

 ADR - American Depositary Receipts
(a)  Non-income producing security.
(b) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

See Notes to Financial Statements.  16

--------------------------------------------------------------------------------
THE QUADRA FUNDS
QUADRA OPPORTUNISTIC BOND FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 1997 (unaudited)
--------------------------------------------------------------------------------

Face Amount U.S. $               Security Description                             Value U.S. $
-----------------------     -------------------------------                     ----------------

Foreign Bonds (18.8%)
    Australia (5.3%)
                20,000      Queensland Treasury - Global Notes,
                                 8.00%, 8/14/01                                        $ 15,705
                                                                                ----------------
    Mexico (13.5%)
                20,000      Banco Nacional de Commercio Exterior,
                                 7.25%, 2/2/04                                           19,100
                20,000      Grupo Posadas, 10.38%, 2/13/02 (a)                           21,050
                                                                                ----------------
                                                                                         40,150
                                                                                ----------------
Total Foreign Bonds (cost $54,776)                                                       55,855
                                                                                ----------------

Government Agency Notes (27.1%)
    Federal Home Loan Mortgage Corp. (10.2%)
                30,000       6.63%, 11/5/01                                              30,328
                                                                                ----------------

    Federal National Mortgage Association (16.9%)
                50,000       6.79%, 2/4/02                                               50,322
                                                                                ----------------
Total Government Agency Notes (cost $78,823)                                             80,650
                                                                                ----------------

U. S. Treasury Notes (49.0%)
                45,000      5.00%, 1/31/99                                               44,578
                60,000      6.25%, 4/30/02                                               61,464
                40,000      5.88%, 2/15/04                                               39,600
                                                                                ----------------
 Total U. S. Treasury Notes (cost $144,369)                                             145,642
                                                                                ----------------

Short-Term Holdings (5.1%)
                15,075      U.S. Government Repurchase Agreement 2,
                            Collateralized by U.S. Treasury Obligations
                            (cost $15,075)                                               15,075
                                                                                ----------------

Total Investments (100.0%) (cost $293,043)                                            $ 297,222
                                                                                ================

----------------------------

(a) - Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

See Notes to Financial Statements.  17

--------------------------------------------------------------------------------

THE QUADRA FUNDS
STATEMENTS OF ASSETS & LIABILITIES
SEPTEMBER 30, 1997 (unaudited)

--------------------------------------------------------------------------------

                                                                                    QUADRA
                                                                                     LIMITED                QUADRA
                                                                                    MATURITY                 VALUE
                                                                                    TREASURY                EQUITY
                                                                                      FUND                   FUND
                                                                              ---------------------- ----------------------

ASSETS:
      Investments (Note 2):
         Investments at cost                                                              $ 534,682              $ 518,086
         Net unrealized appreciation (depreciation)                                             890                 55,861
                                                                              ---------------------- ----------------------
              Total investments at value                                                    535,572                573,947

      Interest, dividends and other receivables                                               2,641                  1,519
      Receivable for Fund shares sold                                                           211                  1,791
      Receivable from Adviser (Note 3)                                                       56,598                 42,963
      Organization costs, net of amortization (Note 2)                                       25,919                 27,017
                                                                              ---------------------- ----------------------

Total Assets                                                                                620,941                647,237
                                                                              ---------------------- ----------------------

LIABILITIES:
      Payable to Custodian                                                                        -                  2,500
      Payable to other related parties (Note 3)                                              30,000                 30,000
      Accrued expenses and other liabilites                                                  53,944                 42,100
                                                                              ---------------------- ----------------------

Total Liabilities                                                                            83,944                 74,600
                                                                              ---------------------- ----------------------

NET ASSETS                                                                                $ 536,997              $ 572,637
                                                                              ====================== ======================


COMPONENTS OF NET ASSETS:
      Paid in capital                                                                     $ 530,668              $ 482,193
      Undistributed net investment income (loss)                                              5,364                  4,993
      Unrealized appreciation (depreciation) on investments                                     890                 55,861
      Accumulated net realized gain (loss)                                                       75                 29,590
                                                                              ---------------------- ----------------------

NET ASSETS                                                                                $ 536,997              $ 572,637
                                                                              ====================== ======================

SHARES OF BENEFICIAL INTEREST                                                                53,629                 45,516
                                                                              ====================== ======================

NET ASSET VALUE (OFFERING AND REDEMPTION PRICE
      PER SHARE)                                                                            $ 10.01                $ 12.58
                                                                              ====================== ======================

See Notes to Financial Statements.  18

--------------------------------------------------------------------------------

THE QUADRA FUNDS
STATEMENTS OF ASSETS & LIABILITIES
SEPTEMBER 30, 1997 (unaudited)

--------------------------------------------------------------------------------

                                                                                      QUADRA                 QUADRA
                                                                                   INTERNATIONAL         OPPORTUNISTIC
                                                                                      EQUITY                  BOND
                                                                                       FUND                   FUND
                                                                               ---------------------- ---------------------

ASSETS:
      Investments (Note 2):
         Investments at cost                                                               $ 357,785             $ 293,043
         Net unrealized appreciation (depreciation)                                           24,253                 4,179
                                                                               ---------------------- ---------------------
              Total investments at value                                                     382,038               297,222

      Interest, dividends and other receivables                                                  342                 4,418
      Receivable for Fund shares sold                                                          1,311                 1,414
      Receivable from Adviser (Note 3)                                                        48,803                41,023
      Organization costs, net of amortization (Note 2)                                        27,017                27,017
                                                                               ---------------------- ---------------------

Total Assets                                                                                 459,511               371,094
                                                                               ---------------------- ---------------------

LIABILITIES:
      Payable to Custodian                                                                         -                     -
      Payable to other related parties (Note 3)                                               30,000                30,000
      Accrued expenses and other liabilites                                                   47,929                38,952
                                                                               ---------------------- ---------------------

Total Liabilities                                                                             77,929                68,952
                                                                               ---------------------- ---------------------

NET ASSETS                                                                                 $ 381,582             $ 302,142
                                                                               ====================== =====================


COMPONENTS OF NET ASSETS:
      Paid in capital                                                                      $ 345,227             $ 297,925
      Undistributed net investment income (loss)                                               2,235                    77
      Unrealized appreciation (depreciation) on investments                                   24,253                 4,102
      Accumulated net realized gain (loss)                                                     9,867                    38
                                                                               ---------------------- ---------------------

NET ASSETS                                                                                 $ 381,582             $ 302,142
                                                                               ====================== =====================

SHARES OF BENEFICIAL INTEREST                                                                 34,247                29,751
                                                                               ====================== =====================

NET ASSET VALUE (OFFERING AND REDEMPTION PRICE
      PER SHARE)                                                                             $ 11.14               $ 10.16
                                                                               ====================== =====================


See Notes to Financial Statements.  19

--------------------------------------------------------------------------------

THE QUADRA FUNDS
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS OR PERIOD ENDED SEPTEMBER 30, 1997 (unaudited)

--------------------------------------------------------------------------------

                                                                               QUADRA
                                                                              LIMITED                QUADRA
                                                                              MATURITY               VALUE
                                                                              TREASURY               EQUITY
                                                                                FUND                FUND (a)
                                                                        --------------------- ---------------------

INVESTMENT INCOME:
     Interest income                                                                $ 14,474               $ 3,111
     Dividend income                                                                       -                 4,002
                                                                        --------------------- ---------------------
Total Investment Income                                                               14,474                 7,113
                                                                        -------------------------------------------

EXPENSES:
     Investment advisory (Note 3)                                                      1,170                 2,123
     Management (Note 3)                                                              20,000                19,889
     Transfer agency (Note 3)                                                         12,042                12,110
     Custody                                                                             304                   411
     Accounting (Note 3)                                                              19,000                18,900
     Audit                                                                             7,250                 7,750
     Legal                                                                               218                   215
     Trustees                                                                            320                   317
     Amortization of Organization Costs (Note 2)                                       3,000                 2,983
     Miscellaneous                                                                     3,176                 2,801
                                                                        --------------------- ---------------------
Total Expenses                                                                        66,480                67,499
     Expenses reimbursed and fees waived (Note 4)                                    (65,310)              (65,379)
                                                                        --------------------- ---------------------
Net Expenses                                                                           1,170                 2,120
                                                                        --------------------- ---------------------

NET INVESTMENT INCOME (LOSS)                                                          13,304                 4,993
                                                                        --------------------- ---------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
     INVESTMENTS
     Net realized gain (loss) on investments sold                                         60                29,590
     Net realized gain (loss) on foreign currency transactions                             -                     -
                                                                        --------------------- ---------------------
             Net realized gain (loss) on investments and foreign
               currency transactions                                                      60                29,590
                                                                        --------------------- ---------------------
     Net change in unrealized appreciation (depreciation)
         on investments                                                                1,790                55,861
                                                                        --------------------- ---------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
     INVESTMENTS                                                                       1,850                85,451
                                                                        --------------------- ---------------------

NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS                                                      $ 15,154              $ 90,444
                                                                        ===================== =====================

     ------------------------------------------------------------------
     (a)See Note 1 of Notes to Financial Statements for date of commencement of operations.


See Notes to Financial Statements.  20

--------------------------------------------------------------------------------

THE QUADRA FUNDS
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED SEPTEMBER 30, 1997 (unaudited)

--------------------------------------------------------------------------------

                                                                        QUADRA               QUADRA
                                                                     INTERNATIONAL       OPPORTUNISTIC
                                                                        EQUITY                BOND
                                                                       FUND (a)             FUND (a)
                                                                  -------------------- -------------------

INVESTMENT INCOME:
    Interest income                                                           $ 3,114             $ 8,139
    Dividend income                                                             1,230                   -
                                                                  -------------------- -------------------
Total Investment Income                                                         4,344               8,139
                                                                ------------------------------------------

EXPENSES:
    Investment advisory (Note 3)                                                2,110                 912
    Management (Note 3)                                                        19,889              19,889
    Transfer agency (Note 3)                                                   12,050              12,000
    Custody                                                                        82                 143
    Accounting (Note 3)                                                        24,867              17,900
    Audit                                                                       9,000               8,250
    Legal                                                                         327                 118
    Trustees                                                                      313                 311
    Amortization of Organization Costs (Note 2)                                 2,983               2,983
    Miscellaneous                                                               2,966               2,293
                                                                  -------------------- -------------------
Total Expenses                                                                 74,587              64,799
    Expenses reimbursed and fees waived (Note 4)                              (72,478)            (63,886)
                                                                  -------------------- -------------------
Net Expenses                                                                    2,109                 913
                                                                  -------------------- -------------------

NET INVESTMENT INCOME (LOSS)                                                    2,235               7,226
                                                                  -------------------- -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
    INVESTMENTS
    Net realized gain (loss) on investments sold                               14,013                   -
    Net realized gain (loss) on foreign currency transactions                  (4,146)                 38
                                                                  -------------------- -------------------
             Net realized gain (loss) on investments and foreign
               currency transactions                                            9,867                  38
                                                                  -------------------- -------------------
    Net change in unrealized appreciation (depreciation)
        on investments                                                         24,253               4,179
    Net change in unrealized appreciation (depreciation)
         on foreign currency transactions                                           -                 (77)
                                                                  -------------------- -------------------
             Net change in unrealized appreciation (depreciation)
                 on investments and foreign currency transactions              24,253               4,102
                                                                  -------------------- -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
    INVESTMENTS                                                                34,120               4,140
                                                                  -------------------- -------------------

NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                                                $ 36,355            $ 11,366
                                                                  ==================== ===================

----------------------------------------------------------------
(a) See Note 1 of Notes to Financial Statements for date of commencement of operations.

See Notes to Financial Statements.  21

--------------------------------------------------------------------------------

THE QUADRA FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                                        QUADRA LIMITED MATURITY
                                                                                             TREASURY FUND
                                                                            -----------------------------------------------
                                                                             Six Months Ended
                                                                             September 30, 1997          Period Ended
                                                                                 (unaudited)          March 31, 1997 (a)

NET ASSETS - BEGINNING OF PERIOD                                                        $ 846,698                     $ 10
                                                                            ----------------------   ----------------------

OPERATIONS:
     Net investment income (loss)                                                          13,304                    2,695
     Net realized gain (loss) on investments sold                                              60                       15
     Net change in unrealized appreciation (depreciation) on
          investments                                                                       1,790                     (900)
                                                                            ----------------------   ----------------------
         Net increase (decrease) in net assets resulting from operations                   15,154                    1,810
                                                                            ----------------------   ----------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                                                (13,304)                  (2,695)
                                                                            ----------------------   ----------------------

CAPITAL SHARE TRANSACTIONS:
     Sale of shares                                                                        17,450                  844,918
     Reinvestment of distributions                                                         12,865                    2,695
     Redemption of shares                                                                (341,866)                     (40)
                                                                            ----------------------   ----------------------
         Net increase (decrease) from capital transactions                               (311,551)                 847,573
                                                                            ----------------------   ----------------------

         Net increase (decrease)                                                         (309,701)                 846,688
                                                                            ----------------------   ----------------------

NET ASSETS - END OF PERIOD (Including line b)                                           $ 536,997                $ 846,698
                                                                            ======================   ======================


CAPITAL SHARE TRANSACTIONS:                                                        Shares                   Shares
                                                                            ----------------------   ----------------------
     Sale of shares                                                                         1,743                   84,588
     Reinvestment of distributions                                                          1,286                      270
     Redemption of shares                                                                 (34,255)                      (4)
                                                                            ----------------------   ----------------------
     Net increase (decrease) in shares                                                    (31,226)                  84,854
                                                                            ======================   ======================



------------------------------------------------------

(a)  For the period from January 27, 1997, commencement of operations, to  March
     31, 1997.

(b)  Accumulated undistributed net investment income                                      $ 5,364                  $ 5,364
                                                                            ======================   ======================


See Notes to Financial Statements.  22

--------------------------------------------------------------------------------

THE QUADRA FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                                    QUADRA                   QUADRA
                                                         QUADRA VALUE            INTERNATIONAL            OPPORTUNISTIC
                                                         EQUITY FUND              EQUITY FUND               BOND FUND
                                                     ---------------------   ----------------------   ----------------------
                                                         Period Ended            Period Ended             Period Ended
                                                     September 30, 1997 (a)   September 30, 1997 (a)  September 30, 1997 (a)
                                                         (unaudited)              (unaudited)              (unaudited)

NET ASSETS - BEGINNING OF PERIOD                                     $ 10                     $ 10                     $ 10
                                                     ---------------------   ----------------------   ----------------------

OPERATIONS:
    Net investment income (loss)                                    4,993                    2,235                    7,226
    Net realized gain (loss) on investments sold                   29,590                    9,867                       38
    Net change in unrealized appreciation
         (depreciation) on investments and foreign
         currency transactions                                     55,861                   24,253                    4,102
                                                     ---------------------   ----------------------   ----------------------
        Net increase (decrease) in net assets
             resulting from operations                             90,444                   36,355                   11,366
                                                     ---------------------   ----------------------   ----------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                               -                        -                   (7,149)
                                                     ---------------------   ----------------------   ----------------------

CAPITAL SHARE TRANSACTIONS:
    Sale of shares                                                482,303                  348,777                  292,203
    Reinvestment of distributions                                       -                        -                    5,752
    Redemption of shares                                             (120)                  (3,560)                     (40)
                                                     ---------------------   ----------------------   ----------------------
        Net increase (decrease) from capital transactions         482,183                  345,217                  297,915
                                                     ---------------------   ----------------------   ----------------------

        Net increase (decrease)                                   572,627                  381,572                  302,132
                                                     ---------------------   ----------------------   ----------------------

NET ASSETS - END OF PERIOD (Including line b)                   $ 572,637                $ 381,582                $ 302,142
                                                     =====================   ======================   ======================

CAPITAL SHARE TRANSACTIONS:                                 Shares                   Shares                   Shares
                                                     ---------------------   ----------------------   ----------------------
    Sale of shares                                                 45,528                   34,567                   29,185
    Reinvestment of distributions                                       -                        -                      570
    Redemption of shares                                              (12)                    (320)                      (4)
                                                     ---------------------   ----------------------   ----------------------
    Net increase (decrease) in shares                              45,516                   34,247                   29,751
                                                     =====================   ======================   ======================




-------------------------------------------

(a) For  the  period   from   April 2,  1997,  commencement  of  operations,  to
    September 30, 1997.

(b) Accumulated undistributed net investment income               $ 4,993                  $ 2,235                      $ -
                                                     =====================   ======================   ======================

See Notes to Financial Statements.  23

--------------------------------------------------------------------------------

THE QUADRA FUNDS
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

Selected per share data and ratios for a share
outstanding throughout the period.                                       Quadra
                                                                         Limited                            Quadra
                                                                        Maturity                            Value
                                                                        Treasury                            Equity
                                                                          Fund                               Fund
                                                            ----------------------------------          ---------------
                                                             Six Months Ended    Period Ended           Period Ended
                                                             September 30,        March 31,             September 30,
                                                             1997 (a) (b)          1997 (a)              1997 (a) (b)
                                                            ----------------     -------------          ---------------
Net Asset Value, Beginning of Period                                  $9.98            $10.00                   $10.00
Investment Operations
     Net Investment Income (Loss)                                      0.29              0.08                     0.11
     Net Realized and Unrealized Gain (Loss) on Investments               -             (0.02)                    2.47
                                                            ----------------     -------------          ---------------
Total from Investment Operations                                       0.29              0.06                     2.58
Distributions from Net Investment Income                              (0.26)            (0.08)                    -
                                                            ----------------     -------------          ---------------
Net Asset Value, End of Period                                       $10.01             $9.98                   $12.58
                                                            ================     =============          ===============

Total Return                                                           2.90%             0.63%                   25.80%

Ratio/Supplementary Data:
Net Assets at End of Period (000's omitted)                         $537              $847                     $573
Ratios to Average Net Assets:
     Expenses including reimbursement/waiver                           0.45%(c)          0.45%(c)                 1.00%(c)
     Expenses excluding reimbursement/waiver                          25.56%(c)         70.40%(c)                31.79%(c)
     Net investment income (loss) including reimbursement/waiver       5.12%(c)          4.74%(c)                 2.35%(c)
Average commission rate (d)                                             N/A              N/A                     $0.0596
Portfolio Turnover Rate                                               37.95%              0 %                    49.79%


-------------------------
(a) See Note 1 of Notes to Financial Statements for date of commencement of operations.
(b) Unaudited.
(c) Annualized.
(d) Amount represents the average commission per share paid to brokers on the purchase and sale of equity securities.

--------------------------------------------------------------------------------

THE QUADRA FUNDS
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

Selected per share data and ratios for a share outstanding throughout the period.

                                                                        Quadra                      Quadra
                                                                     International              Opportunistic
                                                                        Equity                       Bond
                                                                         Fund                        Fund
                                                                    ----------------            ---------------
                                                                     Period Ended                Period Ended
                                                                     September 30,              September 30,
                                                                     1997 (a) (b)                1997 (a) (b)
                                                                    ----------------            ---------------
Net Asset Value, Beginning of Period                                         $10.00                     $10.00
Investment Operations
     Net Investment Income (Loss)                                              0.07                       0.28
     Net Realized and Unrealized Gain (Loss) on Investments                    1.07                       0.16
                                                                    ----------------            ---------------
Total from Investment Operations                                               1.14                       0.44
Distributions from Net Investment Income                                       -                         (0.28)
                                                                    ----------------            ---------------
Net Asset Value, End of Period                                               $11.14                     $10.16
                                                                    ================            ===============

Total Return                                                                  11.40%                      4.39%

Ratio/Supplementary Data:
Net Assets at End of Period (000's omitted)                                    $382                       $302
Ratios to Average Net Assets:
     Expenses including reimbursement/waiver                                   1.25%(c)                   0.70%(c)
     Expenses excluding reimbursement/waiver                                  44.18%(c)                  49.73%(c)
     Net investment income (loss) including reimbursement/waiver               1.32%(c)                   5.55%(c)
Average commission rate (d)                                                   $0.0036                    N/A
Portfolio Turnover Rate                                                       26.57%                      0 %

----------------------------


(a) See Note 1 of Notes to Financial Statements for date of commencement of operations.
(b) Unaudited.
(c) Annualized.
(d) Amount represents the average commission per share paid ot brokers on the purchase and sale of equity securities.

--------------------------------------------------------------------------------

THE QUADRA FUNDS
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1997 (unaudited)
--------------------------------------------------------------------------------

NOTE 1.  ORGANIZATION

Forum Funds(R) (the "Trust") is an open-end management investment company organized as a Delaware business trust. The Trust currently has fourteen active investment portfolios (each a "Fund" and collectively the "Funds"). The Trust
Instrument of the Trust authorizes each Fund to issue an unlimited number of shares of beneficial interest without par value. Included in this report are the four funds listed below, all diversified portfolios of the Trust. Commencement of operations for each Fund was as follows:

    Quadra Limited Maturity Treasury Fund               January 28, 1997
    Quadra Value Equity Fund                            April 2, 1997
    Quadra International Equity Fund                    April 2, 1997
    Quadra Opportunistic Bond Fund                      April 2, 1997

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

The following represent significant accounting policies of the Funds:

Security Valuation - Securities held by the Funds for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services. If no sales are reported, the mean of the last bid and asked price is used. In the absence of readily available market quotations, securities are valued at fair value as determined by the Board of Trustees. Securities with a maturity of 60 days or less are valued at amortized cost.

Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and
(ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Repurchase Agreements - A fund may enter into repurchase agrements, transactions in which a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon future date, normally 1 to 7 days later. The resale price of a repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the purchased security. The Trust's custodian maintains possession of the collateral underlying a repurchase agreement, which has a market value, determined daily, at least equal to the repurchase price, and which consists of the types of securities in which the Fund may invest directly.

Interest and Dividend Income - Interest income is determined on the basis of interest accrued and discount earned. Dividends on securities held by the Funds are recorded on the ex-dividend date.

Distributions to Shareholders - Distributions from net investment income are declared daily and paid monthly by Limited Maturity Treasury Fund and Opportunistic Bond Fund. Distributions from net investment income, if any, are declared and paid at least annually by Value Equity Fund and International Equity Fund. Capital gain distributions, if any, are declared and paid at least annually by all Funds. Distributions are based on amounts calculated in accordance with applicable income tax regulations.

--------------------------------------------------------------------------------

THE QUADRA FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 1997 (unaudited)
--------------------------------------------------------------------------------

Organization Costs - The costs incurred by the Funds in connection with their organization have been capitalized and are being amortized using the straight-line method over a five year period beginning on the commencement of each Fund's operations. Certain of these costs were paid by Forum Financial Services, Inc.(R) and will be reimbursed by the Funds.

Federal Taxes - Each Fund intends to qualify and continue to qualify each year as a regulated investment company and distribute all of its taxable income. In addition, by distributing in each calendar year substantially all of its net investment income, capital gain and certain other amounts, if any, each Fund will not be subject to a federal excise tax.
Therefore, no federal income tax provision is required.

Expense  Allocation  -  The  Trust  accounts   separately  for  the  assets  and
liabilities and operations of each Fund. Expenses that are directly attributable to more than one Fund are allocated among the respective Funds.

Realized Gain and Loss - Security transactions are accounted for on a trade date basis. Realized gain and loss on investments sold are determined on the basis of identified cost.

NOTE 3.  ADVISORY FEES, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The investment adviser to the Funds is Quadra Capital Partners, L.P. (the "Adviser"). Pursuant to an Investment Advisory Agreement, the Adviser receives the following annual advisory fees from the Funds:

                                             As a percent of  the average
Funds                                        daily net assets of the fund
----                                         ----------------------------
Quadra Limited Maturity Treasury Fund                0.45%
Quadra Value Equity Fund                             1.00%
Quadra International Equity Fund                     1.25%
Quadra Opportunistic Bond Fund                       0.70%

The Adviser has, however, agreed to waive a portion of its advisory fees until May 1, 1997, in order to cap each Fund's annual operating expenses at the amounts listed in the above table.

Quadra has entered into investment sub-advisory agreements with the following:

Anhalt/O'Connell, Inc., which manages Quadra Limited Maturity Treasury Fund Carl Domino Associates, L.P., which manages Quadra Value Equity Fund McDonald Investment Management, Inc., which manages Quadra International Equity Fund LM Capital Management, Inc., which manages Quadra Opportunistic Bond Fund

Fees related to sub-advisory services are borne directly by the Adviser and do not increase the fees paid by shareholders to the Funds.

The administrator of the Fund is Forum Administrative Services, Limited Liability Company (the "Administrator"). Pursuant to an Administration Agreement, the Administrator receives a fee from the Fund at an annual rate of 0.10% of the first $50 million of the Fund's average daily net assets and 0.05% of the average daily net assets over $50 million, subject to an annual minimum of $40,000. The Administrator, in its sole discretion, may waive all or any portion of its fees.

--------------------------------------------------------------------------------

THE QUADRA FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 1997 (unaudited)
--------------------------------------------------------------------------------

The distributor of the Fund is Forum Financial Services, Inc.(R) ("Forum"). Pursuant to a Distribution Agreement, Forum receives no compensation for its services. Forum may delegate to other persons responsibility for certain services under this Agreement.

Forum Financial Corp.(R) ("FFC"), an affiliate of Forum, serves as the Fund's transfer agent and dividend disbursing agent. For its services in these capacities, FFC receives $24,000 per year, plus certain shareholder account fees. Forum Accounting Services, Limited Liability Company, an affiliate of Forum and FFC, is the Funds' fund accountant and for its services receives an annual fee of $36,000 plus certain adjustments based on the type and volume of portfolio transactions.

NOTE 4.  SECURITY TRANSACTIONS

The cost of purchases and the proceeds from sales (including maturities) of securities (excluding short-term investments) for the period ended September 30, 1997 were as follows:

                                                    Cost of        Proceeds from
                                                   Purchases           Sales
                                                   ---------           -----
Quadra Limited Maturity Treasury Fund           $    434,362       $   179,719
Quadra Value Equity Fund                             658,759           177,551
Quadra International Equity Fund                     411,037            92,390
Quadra Opportunistic Bond Fund                       277,968                 -

For federal income tax purposes, the tax basis of investment securities owned, the aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value as of September 30, 1997, were as follows:

                                                                                                     Net Unrealized
                                                   Tax            Unrealized        Unrealized        Appreciation
                                               Cost Basis        Appreciation      Depreciation      (Depreciation)
                                               ----------        ------------      ------------      --------------
Quadra Limited Maturity Treasury Fund           $ 534,682           $ 1,022             $ 132              $ 890
Quadra Value Equity Fund                          518,086            63,932             8,071             55,861
Quadra International Equity Fund                  357,785            37,995            13,748             24,247
Quadra Opportunistic Bond Fund                    293,043             4,814               634              4,180

NOTE 5.  WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

The Adviser and the Administrator have voluntarily undertaken to waive a portion of their fees and assume certain expenses of the the Funds so that total expenses of the Funds would not exceed a certain limitation. The Adviser and the Administrator, at their discretion, may revise or discontinue the voluntary waivers. For the period ended September 30, 1997, fees waived and expenses reimbursed were as follows:

                                              Administration          Investment           Expenses
                                                    Fee              Advisory Fee         Reimbursed         Total
                                              --------------         ------------         ----------         -----
Quadra Limited Maturity Treasury Fund            $ 20,000              $ 1,170            $ 44,140         $ 65,310
Quadra Value Equity Fund                           19,889                2,123              43,367           63,379
Quadra International Equity Fund                   19,889                2,110              50,479           72,478
Quadra Opportunistic Bond Fund                     19,889                  912              43,085           63,886

--------------------------------------------------------------------------------

THE QUADRA FUNDS
NOTES TO FINANCIAL STATEMENTS (concluded)
SEPTEMBER 30, 1997 (unaudited)
--------------------------------------------------------------------------------



NOTE 6.  SHARES OF BENEFICIAL INTEREST

For the period ended September 30, 1997, an affiliate or affiliates to the Adviser owned 22.93% of the shares outstanding in the Quadra Value Equity Fund, 45.18% of the shares outstanding in the Quadra International Equity Fund, and 44.98% of the shares outstanding in the Quadra Opportunistic Bond Fund.